MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
Supplement dated November 25, 2025 to the
Prospectus dated April 25, 2025 and
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	40.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	4.48%
MML Equity Income Fund	6.40%
MML Focused Equity Fund	5.54%
MML Fundamental Equity Fund	2.84%
MML Income & Growth Fund	1.46%
MML Large Cap Growth Fund	3.20%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.47%
MML Mid Cap Growth Fund	1.87%
MML Mid Cap Value Fund	1.86%
MML Small/Mid Cap Value Fund	0.56%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.50%
MML Small Company Value Fund	0.85%
– Global Developed Funds
MML Global Fund	2.27%
– International Developed Funds
MML Foreign Fund	1.84%
MML International Equity Fund	5.41%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	0.89%
Fixed Income Funds	60.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	2.04%
– High Yield Bond Funds
MassMutual High Yield Fund	0.33%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	2.21%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.66%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	25.24%
MML Total Return Bond Fund	22.79%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	5.26%

Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLPRO-25-01
CA-25-01

MML SERIES INVESTMENT FUND
MML Balanced Allocation Fund
Supplement dated November 25, 2025 to the
Prospectus dated April 25, 2025 and
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	50.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	5.50%
MML Equity Income Fund	7.94%
MML Focused Equity Fund	6.97%
MML Fundamental Equity Fund	3.51%
MML Income & Growth Fund	1.74%
MML Large Cap Growth Fund	4.02%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.58%
MML Mid Cap Growth Fund	2.30%
MML Mid Cap Value Fund	2.29%
MML Small/Mid Cap Value Fund	0.68%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.62%
MML Small Company Value Fund	1.05%
– Global Developed Funds
MML Global Fund	2.79%
– International Developed Funds
MML Foreign Fund	2.35%
MML International Equity Fund	7.00%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	1.10%
Fixed Income Funds	50.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.69%
– High Yield Bond Funds
MassMutual High Yield Fund	0.27%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	1.83%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.38%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	21.05%
MML Total Return Bond Fund	18.99%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	4.34%

Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLPRO-25-02
BA-25-01

MML SERIES INVESTMENT FUND
MML Moderate Allocation Fund
Supplement dated November 25, 2025 to the
Prospectus dated April 25, 2025 and
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	60.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	6.66%
MML Equity Income Fund	9.63%
MML Focused Equity Fund	8.27%
MML Fundamental Equity Fund	4.24%
MML Income & Growth Fund	2.17%
MML Large Cap Growth Fund	4.85%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.68%
MML Mid Cap Growth Fund	2.75%
MML Mid Cap Value Fund	2.68%
MML Small/Mid Cap Value Fund	0.81%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.76%
MML Small Company Value Fund	1.25%
– Global Developed Funds
MML Global Fund	3.30%
– International Developed Funds
MML Foreign Fund	2.83%
MML International Equity Fund	8.25%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	1.30%
Fixed Income Funds	40.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.33%
– High Yield Bond Funds
MassMutual High Yield Fund	0.21%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	1.44%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.26%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	16.81%
MML Total Return Bond Fund	15.09%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	3.42%

Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLPRO-25-03
MA-25-01

MML SERIES INVESTMENT FUND
MML Growth Allocation Fund
Supplement dated November 25, 2025 to the
Prospectus dated April 25, 2025 and
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	74.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	8.32%
MML Equity Income Fund	11.89%
MML Focused Equity Fund	10.20%
MML Fundamental Equity Fund	5.22%
MML Income & Growth Fund	2.76%
MML Large Cap Growth Fund	6.18%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.84%
MML Mid Cap Growth Fund	3.42%
MML Mid Cap Value Fund	3.29%
MML Small/Mid Cap Value Fund	0.99%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.94%
MML Small Company Value Fund	1.64%
– Global Developed Funds
MML Global Fund	4.03%
– International Developed Funds
MML Foreign Fund	3.46%
MML International Equity Fund	10.29%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	1.73%
Fixed Income Funds	26.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	0.82%
– High Yield Bond Funds
MassMutual High Yield Fund	0.12%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	0.89%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.90%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	10.46%
MML Total Return Bond Fund	9.45%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	2.15%

Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLPRO-25-04
GA-25-01

MML SERIES INVESTMENT FUND
MML Aggressive Allocation Fund
Supplement dated November 25, 2025 to the
Prospectus dated April 25, 2025 and
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	89.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	10.01%
MML Equity Income Fund	14.14%
MML Focused Equity Fund	11.89%
MML Fundamental Equity Fund	6.44%
MML Income & Growth Fund	3.18%
MML Large Cap Growth Fund	7.65%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.97%
MML Mid Cap Growth Fund	4.06%
MML Mid Cap Value Fund	3.88%
MML Small/Mid Cap Value Fund	1.17%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	1.11%
MML Small Company Value Fund	1.84%
– Global Developed Funds
MML Global Fund	4.72%
– International Developed Funds
MML Foreign Fund	4.20%
MML International Equity Fund	12.44%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	2.10%
Fixed Income Funds	11.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	0.32%
– High Yield Bond Funds
MassMutual High Yield Fund	0.05%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	0.35%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.65%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	4.22%
MML Total Return Bond Fund	3.81%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	0.80%

Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLPRO-25-05
AA-25-01

MML SERIES INVESTMENT FUND
MML American Funds Core Allocation Fund
Supplement dated November 25, 2025 to the
Prospectus dated April 25, 2025 and
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces the information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is a “fund of funds” that seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series (the “American Underlying Funds”), managed by Capital Research and Management Company (“Capital Research”), using a flexible asset allocation approach. The Fund’s investment adviser, MML Investment Advisers, LLC (the “Adviser”), invests the Fund’s assets in a combination of U.S. domestic and international American Underlying Funds. As of the date of this Prospectus, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series - Washington Mutual Investors Fund, the American Funds Insurance Series - Growth-Income Fund, the American Insurance Series - Growth Fund, the American Funds Insurance Series - Global Growth Fund, and the American Funds Insurance Series - The Bond Fund of America. The Adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions.
Through its investments in American Underlying Funds, the Fund may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), and U.S. and foreign fixed income securities of private or governmental issuers (including fixed income securities of any credit quality (including “junk” or “high yield” bonds) and having any maturity or duration). Issuers located outside the United States may include issuers in emerging and developing countries. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants.
An American Underlying Fund may invest in mortgage-backed or other asset-backed securities and may invest in dollar rolls and to-be-announced (“TBA”) contracts. The American Underlying Funds may hold a portion of their assets in cash or cash equivalents.
The Fund’s Adviser will rely on proprietary asset allocation models to adjust the amount of the Fund’s investments in the American Underlying Funds.
Exposure to different asset classes and strategies and American Underlying Funds will vary over time, in response to changes in the Adviser’s assessment of changing market, economic, and political factors and events that the Adviser believes may impact the value of the Fund’s investments. The Adviser in its absolute discretion may modify the selection of American Underlying Funds from time to time, and may invest in other American Underlying Funds, including any American Underlying Funds that may be created in the future. The amount of the Fund’s investment in certain investment companies or investment pools is limited by law or by tax considerations.
The table below shows the Fund’s approximate allocation to each of the identified asset classes and each American Underlying Fund as of November 17, 2025. It is possible that the allocations may be different from those shown in the table. Allocations and anticipated investment ranges will change over time. Information regarding the Fund’s actual allocations to American Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the American Underlying Funds is included in Appendix F of the Statement of Additional Information (“SAI”).

Asset Class and American Underlying Funds	Allocation
Equity	65.00%
Large Cap Equity
American Funds Insurance Series - Washington Mutual Investors Fund	7.50%
American Funds Insurance Series - Growth-Income Fund	20.00%
American Funds Insurance Series - Growth Fund	17.50%
International/Global
American Funds Insurance Series - Global Growth Fund	20.00%

Asset Class and American Underlying Funds	Allocation
Fixed Income	35.00%
American Funds Insurance Series - The Bond Fund of America	35.00%

Note: Above allocations may not sum up to 100% due to rounding.
The Fund will bear a pro rata share of the American Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the American Underlying Funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLPRO-25-06
AFC-25-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Core Allocation Fund
Supplement dated November 25, 2025 to the
Statement of Additional Information dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information regarding the MML Invesco Discovery Mid Cap Fund supplements the information beginning on page B-144 under the heading U.S. Mid Cap Equity Funds in Appendix E—Description of MML Underlying Funds:
MML Invesco Discovery Mid Cap Fund
Subadvised by: Invesco Advisers, Inc.
(MML Underlying Fund for: MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation)
Investment Objective
This Fund seeks capital appreciation.
Principal Investment Strategies
The Fund mainly invests in common stocks of U.S. companies that the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), expects to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the Fund invests directly or indirectly at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-cap companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Invesco Advisers currently defines “mid-cap” companies as those that have a market capitalization, at the time of purchase, within the range of market capitalizations of the issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (as of February 28, 2025, between $555.98 million and $82.33 billion). This range is subject to change at any time due to market activity or changes in the composition of that index. The Fund may invest up to 20% of its net assets in companies whose market capitalizations at the time of investment are outside of that capitalization range.
The information regarding the Invesco V.I. Global Strategic Income Fund on page B-148 under the heading Global Bond Funds in Appendix E—Description of MML Underlying Funds is hereby removed and the following information regarding the Invesco Global Strategic Income Fund is hereby added:
Invesco Global Strategic Income Fund
Advised by: Invesco Advisers, Inc.
(MML Underlying Fund for: MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation)
Investment Objective
The Fund’s investment objective is to seek total return.
Principal Investment Strategies
The Fund invests mainly in debt securities, including foreign and U.S. government bonds and notes, mortgage-related securities, corporate debt obligations, including lower-grade, high-yield domestic and foreign corporate debt obligations, “structured” notes, participation interests in loans, investments in pooled investment entities (including those that invest in loans), asset-backed securities and “zero coupon” and “stripped” securities.

Under normal market conditions, the Fund invests a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund’s foreign investments may include debt securities of issuers in both developed and emerging markets. The Fund has no limitations regarding the range of maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.
All information in this SAI regarding the American Funds Insurance Series - International Fund is hereby removed.
The following information regarding the American Funds Insurance Series - Global Growth Fund supplements the information beginning on page B-4 under the heading Certain Investment Limitations and Guidelines of the Master Fund and American Underlying Funds:
American Funds Insurance Series - Global Growth Fund
General
•	The fund invests at least 65% of its assets in common stocks.
Debt instruments
•
The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser.

•
The fund currently intends to consider the ratings from Moody’s Investors Services, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing outside the United States
•
Under normal market conditions, the fund will invest a percentage of its net assets outside the United States. That percentage will represent at least (a) 40% of the fund’s net assets, unless market conditions are not deemed favorable by Capital Research, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower. As a result, the fund’s investments outside the United States may represent less than 40% of its net assets (for example, if the percentage of the MSCI All Country World Index represented by companies outside the United States is 40%, the fund would invest at least 35% of its net assets outside the United States under normal market conditions).

•
For purposes of determining whether an investment is made in a particular country or geographic region, Capital Research will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, Capital Research will generally look to the determination of MSCI Inc. (“MSCI”) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), Capital Research may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

The following information regarding the American Funds Insurance Series - Global Growth Fund supplements the information beginning on page B-152 under the heading Appendix F—Information Regarding the Master Fund and American Underlying Funds:
American Funds Insurance Series - Global Growth Fund
The fund’s investment objective is to provide long-term growth of capital. While the fund has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.
The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
Capital Research actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses, including models, tools, and data employed by Capital Research in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of Capital Research to navigate the risks discussed below.

The following describes certain of the strategies that Capital Research uses in pursuit of the fund’s objective and corresponding risks:
The fund invests primarily in common stocks of companies around the world that Capital Research believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest a percentage of its net assets outside the United States. That percentage will represent at least (a) 40% of the fund’s net assets, unless market conditions are not deemed favorable by Capital Research, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
The prices of, and the income generated by, the common stocks and other securities held by the fund may decline—sometimes rapidly or unpredictably—due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional, or global political, social, or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate, and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries or regions.
The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks, and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.
Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. Capital Research may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.
The fund may invest in certain other funds managed by Capital Research or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to Capital Research and its affiliates and other funds, investment vehicles and accounts managed by Capital Research and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.
The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.
Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.
The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on Capital Research’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.
The fund may experience adverse effects when shareholders, including other funds or accounts advised by Capital Research, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when Capital Research changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.
The fund relies on the professional judgment of Capital Research to make decisions about the fund’s portfolio investments. The basic investment philosophy of Capital Research is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Capital Research believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when Capital Research believes that they no longer represent relatively attractive investment opportunities.
Capital Research may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).
In addition to the investment strategies described above, the fund has other investment practices that are described in the SAI.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLSAI-25-02